Finance Costs - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Rate used for capitalisation of interest	3.10%	3.00%	3.00%
IHG Rewards club loyalty programme [member]
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Interest payable to IHG rewards club	$ 13	$ 14	$ 7